Trade Accounts Receivable (Tables)	12 Months Ended
Jan. 31, 2026
Trade Accounts Receivable
Schedule of trade accounts receivable

	January 31,	January 31,
	2026	2025
Trade accounts receivable	65,825	54,702
Less: Provision for credit losses	(1,054)	(749)
	64,771	53,953

Schedule of changes in provision for credit losses

Provision
for Credit
Losses
Balance at January 31, 2024	699
Current period provision for expected losses	1,676
Write-offs charged against the provision	(1,611)
Effect of movements in foreign exchange	(15)
Balance at January 31, 2025	749
Current period provision for expected losses	4,078
Write-offs charged against the provision	(3,800)
Effect of movements in foreign exchange	27
Balance at January 31, 2026	1,054